Fair Value, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Derivative assets total		$ 18,289	$ 24,258
Servicing related assets	[1]	291,111	294,907
Liabilities [Abstract]
Derivative liabilities total		12,337	3,816
Level 3 [Member]
Assets [Abstract]
Total Assets		291,111	294,907
Interest Rate Swaps [Member]
Assets [Abstract]
Derivative assets total		17,921	23,176
Interest Rate Swaptions [Member]
Assets [Abstract]
Derivative assets total		368	170
TBAs [Member]
Assets [Abstract]
Derivative assets total		0	168
Treasury Futures [Member]
Assets [Abstract]
Derivative assets total			744
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Servicing related assets		0	0
Total Assets		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		18,289	24,258
Servicing related assets		0	0
Total Assets		2,526,649	1,794,368
Liabilities [Abstract]
Derivative liabilities total		12,337	3,816
Total Liabilities		12,337	3,816
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Servicing related assets		291,111	294,907
Total Assets		291,111	294,907
Liabilities [Abstract]
Derivative liabilities total		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		17,921	23,176
Liabilities [Abstract]
Derivative liabilities total		10,140	3,816
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		368	170
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total			0
Liabilities [Abstract]
Derivative liabilities total		0
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total			168
Liabilities [Abstract]
Derivative liabilities total		423
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total			0
Liabilities [Abstract]
Derivative liabilities total		0
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total			0
Liabilities [Abstract]
Derivative liabilities total		0
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total			744
Liabilities [Abstract]
Derivative liabilities total		1,774
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total			0
Liabilities [Abstract]
Derivative liabilities total		0
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Assets [Abstract]
Derivative assets total		18,289	24,258
Servicing related assets		291,111	294,907
Total Assets		2,817,760	2,089,275
Liabilities [Abstract]
Derivative liabilities total		12,337	3,816
Total Liabilities		12,337	3,816
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Interest Rate Swaps [Member]
Assets [Abstract]
Derivative assets total		17,921	23,176
Liabilities [Abstract]
Derivative liabilities total		10,140	3,816
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Interest Rate Swaptions [Member]
Assets [Abstract]
Derivative assets total		368	170
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | TBAs [Member]
Assets [Abstract]
Derivative assets total			168
Liabilities [Abstract]
Derivative liabilities total		423
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Treasury Futures [Member]
Assets [Abstract]
Derivative assets total			$ 744
Liabilities [Abstract]
Derivative liabilities total		$ 1,774
RMBS [Member] | Level 2 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		$ 0	$ 0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		2,508,360	1,770,110
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		129,083	103,500
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		32,193	29,438
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		2,508,360	1,770,110
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | CMOs [Member]
Assets [Abstract]
RMBS total		129,083	103,500
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Private Label MBS [Member]
Assets [Abstract]
RMBS total		32,193	29,438
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		1,619,233	1,178,164
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		1,619,233	1,178,164
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		727,851	459,008
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		$ 727,851	$ 459,008
MSRs [Member] | Level 3 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%
Derivative Instruments [Member] | Level 2 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%

[1]	Carrying value approximates the fair value of the pools (see Note 9).